Right of Use Assets (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2021	$ 409
2022 and thereafter	421
Total lease payments	830
Less: imputed interest	149
Present value of lease liabilities	$ 681